Note 10 - Accrued Expenses: Schedule of Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Accrued Liabilities
Description	March 31, 2017	September 30, 2016
Break fee for terminated transaction	$ 250,000	$ 250,000
Other expenses	850	49,000
Total accrued expenses	$ 250,850	$ 299,000

Description	Amount
Break fee for terminated transaction	$ 250,000
Other expenses	49,000
$ 299,000